Summary of Significant Accounting Policies - Intangible assets, net, Impairment of long lived assets and intangible assets with indefinite lives and Employee benefits (Details) - CNY (¥)
¥ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets	¥ 27,389	¥ 30,381	¥ 18,066
Employee benefits
Employee benefit expenses	¥ 482,536	¥ 133,162	¥ 168,019
Software and Patents | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful lives	5 years
Software and Patents | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful lives	10 years